Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Annual gross revenue				$ 1,235,000,000		$ 1,235,000,000
Exceeds amount of common stock held by non-affiliates	$ 700,000,000.0			700,000,000.0		700,000,000.0
Issuance of non-convertible debt securities				1,000,000,000.0		1,000,000,000.0
Cash equivalents	0			0		0	$ 0
Restricted cash	261,900			261,900		0
Unrecognized tax benefits accrued for interest and penalties	$ 0			$ 0		$ 0	$ 0
Effective tax rate	(25.20%)		0.00%	218.20%	0.00%	4.50%
Efective tax rate differs from statutory tax rate				21.00%		21.00%	21.00%
Federal depository insurance coverage	$ 250,000			$ 250,000		$ 250,000
Change in the fair value	39,806			15,361		2,424,673
Unrealized gains		$ 1,362,630		1,362,630
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs				584,295		584,295
Offering costs adjusted in additional paid-in capital				6,923,888		6,923,888
Class B Common Stock [Member] | IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs, fair value				1,837,821		1,837,821
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption	$ 11,899,026			$ 11,899,026		$ 37,247,257	$ 175,693,636
Anti-dilutive securities attributable to warrants (in Shares)				8,946,731		8,946,731	8,946,731
Warrant [Member] | IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs				$ 494,344		$ 494,344